Revenue (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Abstract]
Summary of Disaggregation of Revenue From Contracts With Customers

The following table disaggregates revenue from contracts with customers by our major service lines and by reportable segment. The prior year comparatives have been presented consistent with the presentation in last year’s Annual Report under IAS 18.

	Consumer	Enterprise	Global Services	Openreach	Other	Total
Year ended 31 March 2019 (IFRS 15)	£m	£m	£m	£m	£m	£m

ICT and managed networks	-	2,236	2,613	-	-	4,849
Fixed access subscriptions	4,564	2,181	362	2,135	-	9,242
Mobile subscriptions	3,866	1,277	130	-	-	5,273
Equipment and other services	2,158	239	1,630	65	3	4,095
Revenue before specific items	10,588	5,933	4,735	2,200	3	23,459
Specific items (note 10)						(31)
Revenue						23,428

	2018	2017
Year ended 31 March (IAS 18)	£m	£m

ICT and managed networks	5,530	5,927
Broadband and TV	4,655	4,477
Mobile	6,451	6,358
Calls, lines and connections	5,126	5,069
Transit	265	404
Other products and services	1,719	1,847
Revenue before specific items	23,746	24,082
Specific items (note 10)	(23)	(20)
Revenue	23,723	24,062

Summary of Contract Assets and Liabilities Recognised	Contract assets and liabilities recognised at 31 March 2019 are as follows:
	31 March 2019 £m	1 April 2018 £m

Contract assets
Current	1,353	1,417
Non-current	249	198
	1,602	1,615
Contract liabilities
Current	1,225	1,406
Non-current	200	87
	1,425	1,493